Derivative financial instruments (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 2,297	£ 15,809
Derivative financial instruments, liabilities	(7,514)	(1,679)
Derivative financial instruments, non-current assets	380	7,492
Derivative financial instruments, non-current liabilities	(4,911)	(748)
Derivative financial instruments, current assets	1,917	8,317
Derivative financial instruments, current liabilities	(2,603)	(931)
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		4,173
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	2,297	11,258
Derivative financial instruments, non-current assets	380	7,114
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		378
Derivative financial instruments, non-current assets		378
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities		(64)
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(7,514)	(1,615)
Derivative financial instruments, non-current liabilities	£ (4,911)	£ (748)